Consolidated Statement of Equity (Deficit) (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Paid-in Capital [Member]	Treasury Stock [Member]	Notes Receivable From Parent [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total Momentive Specialty Chemicals Inc. Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ (2,021)	$ 1	$ 324	$ (296)	$ (24)	$ 88	$ (2,117)	$ (2,024)	$ 3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	117	0	0	0	0	0		117
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	117
Net Income (Loss) Attributable to Noncontrolling Interest	0								0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0		0	(71)
Other comprehensive loss	(71)
Noncontrolling Interest, Decrease from Deconsolidation	(2)	0	0	0	0	0	0	0	(2)
Stock-based compensation expense	7	0	7	0	0	0	0	7	0
Dividends, Common Stock, Cash	(2)	0	2	0	0	0	0	(2)	0
Non-cash captial contribution from parent	204	0	204	0	0	0	0	204	0
Forgiveness of Note Receivable from Parent	0
Non-cash distribution declared to parent	0
Balance at Dec. 31, 2011	(1,768)	1	533	(296)	(24)	17	(2,000)	(1,769)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	346	0	0	0	0	0		346
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	346
Net Income (Loss) Attributable to Noncontrolling Interest	0								0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(94)	0	0	0	0		0	(94)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest									(1)
Other comprehensive loss	(95)
Stock-based compensation expense	4	0		0	0	0	0	4	0
Dividends, Common Stock, Cash	3	0		0	0	0	0	(3)	0
Non-cash captial contribution from parent	218	0		0	0	0	0	218	0
Forgiveness of Note Receivable from Parent	0
Non-cash distribution declared to parent	0
Balance at Dec. 31, 2012	(1,298)	1	752	(296)	(24)	(77)	(1,654)	(1,298)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(633)	0	0	0	0	0	(633)	(633)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(634)
Net Income (Loss) Attributable to Noncontrolling Interest	1								(1)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	56	0	0	0	0	56	0	56
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest									0
Other comprehensive loss	56
Stock-based compensation expense	3	0	3	0	0	0	0	3	0
Dividends, Common Stock, Cash	(1)	0	1	0	0	0	0	(1)	0
Settlement of note receivable from parent	0	0	(24)	0	24	0	0	0	0
Forgiveness of Note Receivable from Parent	24				24
Non-cash distribution declared to parent	(208)	0	208	0	0	0	0	208	0
Balance at Dec. 31, 2013	$ (2,082)	$ 1	$ 522	$ (296)	$ 0	$ (21)	$ (2,287)	$ (2,081)	$ (1)